Income taxes (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Income tax rate	10.00%	10.00%
Assessable profits/loss	$ 157,000		$ 734,000		$ 1,828,000
Aggregate undistributed earnings	$ 600,000		$ 600,000		$ 600,000
Hong Kong
Income tax rate	8.25%	8.25%	16.50%	16.50%	16.50%	16.50%
Assessable profits/loss	$ 256,000		$ 256,000
Yixing Pact Environmental Technology Co. Ltd.
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profits/loss	$ 662,000		$ 1,235,000		$ 1,330,000
Euro Tech Trading (Shanghai) Limited
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profits/loss	$ (10,000)		$ (19,000)		$ (51,000)
ZHEJIANG TIANLAN [Member]
Income tax rate	20.00%	20.00%
Assessable profits/loss | ¥		¥ 9,195		¥ 14,466		¥ 70,537